Other Income, Net	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

	Quarter		Year-to-Date
($ millions)	2026	2025	2026	2025
Periods ended June 30
Equity component, allowance for funds used during construction	49	42	95	81
Non-service component of net periodic benefit cost	26	20	51	39
Interest income	20	10	30	22
Equity income	4	1	9	7
Gain on derivatives, net	—	19	6	32
Other	20	13	19	15
	119	105	210	196